Application of New Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Amended and Revised Standards and Interpretations
3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS

a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year.

The Company has applied the amendments to IFRSs included in Amendments to IFRS 3 “Definition of a Business”, Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform” and Amendments to IAS 1 and IAS 8 “Definition of Material” for the annual period that began on or after January 1, 2020 and Amendment to IFRS 16 “Covid-19-Related Rent Concessions” for the period that began on or after June 1, 2020.

The application of these amendments has had no material impact on disclosures or amounts recognized in the Company’

consolidated financial statements.

b.	New and revised IFRSs issued but not yet effective

At the date of authorisation of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment—Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRS Standards 2018-2020 Cycle	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture

The directors do not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company

in future periods.